INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Components of (loss)/income before income taxes

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman	(1,356,797)	(9,397,404)	(10,448,513)
Indonesia	(1,124,698)	(881,810)	(984,230)
Hong Kong S.A.R.	(7,773,553)	(6,700,069)	(14,613,793)
B.V.I.	—	—	(278,774)
PRC, excluding Hong Kong S.A.R.	199,993,770	289,836,300	(44,894,563)
Total	189,738,722	272,857,017	(71,219,873)

Schedule of income tax expense (benefit)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense (benefit)	39,236,745	42,715,007	(15,677,411)
Deferred income tax expense (benefit)	(18,150,489)	4,321,601	(6,079,533)
Total	21,086,256	47,036,608	(21,756,944)

Schedule of reconciliation of statutory income tax rate and effective income tax rate

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Computed expected income tax expense (benefit)	47,434,681	68,214,254	(17,804,968)
Non-PRC entities not subject to income tax	2,563,762	4,244,821	6,581,327
Research and development expenses bonus deduction	(18,776,104)	(23,328,287)	(34,910,421)
Non-deductible share-based compensation expenses	9,453,660	11,015,406	13,866,734
Other non-deductible expenses	446,051	723,768	638,898
Preferential tax rate difference	—	—	(3,075,033)
Tax filing differences	267,137	2,682,378	(3,770,720)
Change in valuation allowance	(20,302,931)	(16,515,732)	16,717,239

Actual income tax expense (benefit)	21,086,256	47,036,608	(21,756,944)
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share	—	—	0.02
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share	—	—	0.02

Schedule of deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	22,656,515	33,325,461
Accrued warranty	11,947,031	5,071,844
Accrued payroll and social insurance	986,755	—
Deferred revenue	12,131,023	8,470,357
Allowance for doubtful accounts	1,136,674	7,037,684
Write-downs for inventories	1,793,858	825,208
Less: Valuation allowance	(24,508,473)	(40,764,285)

Total deferred income tax assets, net	26,143,383	13,966,269

Deferred income tax liabilities
Short-term investments	859,258	60,946
Property, plant and equipment	15,369,169	9,171,103

Total deferred income tax liabilities	16,228,427	9,232,049

Net deferred income tax assets	11,907,344	6,132,499
Net deferred income tax liabilities	1,992,388	1,398,279

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	62,864,281	41,219,052	24,508,473
Additions (Reversals)	(20,302,931)	(16,515,732)	16,717,239
Decrease relating to expiration of loss carry forwards	(1,342,298)	(194,847)	(461,427)

Balance at the end of the year	41,219,052	24,508,473	40,764,285